Impacts of adoption of new IFRS standards (Details 3) - USD ($) $ in Millions	Jun. 30, 2018	Jan. 01, 2018
Disclosure of financial assets [line items]
Financial assets		$ 22,938
Retained earnings
Disclosure of financial assets [line items]
Financial assets		177
OCI reserves
Disclosure of financial assets [line items]
Financial assets		(177)
Previously stated [member]
Disclosure of financial assets [line items]
Financial assets		22,938
Cash and cash equivalents [member]
Disclosure of financial assets [line items]
Financial assets		8,860
Cash and cash equivalents [member] | Previously stated [member]
Disclosure of financial assets [line items]
Financial assets		8,860
Financial assets at fair value, class [member] | Financial assets at fair value through other comprehensive income, category [member]
Disclosure of financial assets [line items]
Financial assets		1,051
Financial assets at fair value, class [member] | Financial assets at fair value through other comprehensive income, category [member] | Retained earnings
Disclosure of financial assets [line items]
Financial assets		177
Financial assets at fair value, class [member] | Financial assets at fair value through other comprehensive income, category [member] | OCI reserves
Disclosure of financial assets [line items]
Financial assets		(177)
Financial assets at fair value, class [member] | Financial assets at fair value through other comprehensive income, category [member] | Previously stated [member]
Disclosure of financial assets [line items]
Financial assets		1,637
Financial assets at fair value, class [member] | Financial assets at fair value through other comprehensive income, category [member] | Adjustment, IFRS 9
Disclosure of financial assets [line items]
Financial assets		(586)
Financial assets at fair value, class [member] | Financial assets at fair value through other comprehensive income, category [member] | Available-for-sale marketable securities [member]
Disclosure of financial assets [line items]
Financial assets		328
Financial assets at fair value, class [member] | Financial assets at fair value through other comprehensive income, category [member] | Available-for-sale marketable securities [member] | Previously stated [member]
Disclosure of financial assets [line items]
Financial assets		362
Financial assets at fair value, class [member] | Financial assets at fair value through other comprehensive income, category [member] | Available-for-sale marketable securities [member] | Adjustment, IFRS 9
Disclosure of financial assets [line items]
Financial assets		(34)
Financial assets at fair value, class [member] | Financial assets at fair value through other comprehensive income, category [member] | Available-for-sale marketable securities [member] | Debt securities [member]
Disclosure of financial assets [line items]
Financial assets		328
Financial assets at fair value, class [member] | Financial assets at fair value through other comprehensive income, category [member] | Available-for-sale marketable securities [member] | Debt securities [member] | Previously stated [member]
Disclosure of financial assets [line items]
Financial assets		328
Financial assets at fair value, class [member] | Financial assets at fair value through other comprehensive income, category [member] | Available-for-sale marketable securities [member] | Fund investments [member]
Disclosure of financial assets [line items]
Financial assets	$ 0
Financial assets at fair value, class [member] | Financial assets at fair value through other comprehensive income, category [member] | Available-for-sale marketable securities [member] | Fund investments [member] | Previously stated [member]
Disclosure of financial assets [line items]
Financial assets	34
Financial assets at fair value, class [member] | Financial assets at fair value through other comprehensive income, category [member] | Available-for-sale marketable securities [member] | Fund investments [member] | Adjustment, IFRS 9
Disclosure of financial assets [line items]
Financial assets	$ (34)
Financial assets at fair value, class [member] | Financial assets at fair value through other comprehensive income, category [member] | Available-for-sale long-term financial investments [member]
Disclosure of financial assets [line items]
Financial assets		723
Financial assets at fair value, class [member] | Financial assets at fair value through other comprehensive income, category [member] | Available-for-sale long-term financial investments [member] | Retained earnings
Disclosure of financial assets [line items]
Financial assets		177
Financial assets at fair value, class [member] | Financial assets at fair value through other comprehensive income, category [member] | Available-for-sale long-term financial investments [member] | OCI reserves
Disclosure of financial assets [line items]
Financial assets		(177)
Financial assets at fair value, class [member] | Financial assets at fair value through other comprehensive income, category [member] | Available-for-sale long-term financial investments [member] | Previously stated [member]
Disclosure of financial assets [line items]
Financial assets		1,275
Financial assets at fair value, class [member] | Financial assets at fair value through other comprehensive income, category [member] | Available-for-sale long-term financial investments [member] | Adjustment, IFRS 9
Disclosure of financial assets [line items]
Financial assets		(552)
Financial assets at fair value, class [member] | Financial assets at fair value through other comprehensive income, category [member] | Available-for-sale long-term financial investments [member] | Equity securities [member]
Disclosure of financial assets [line items]
Financial assets		723
Financial assets at fair value, class [member] | Financial assets at fair value through other comprehensive income, category [member] | Available-for-sale long-term financial investments [member] | Equity securities [member] | Retained earnings
Disclosure of financial assets [line items]
Financial assets		102
Financial assets at fair value, class [member] | Financial assets at fair value through other comprehensive income, category [member] | Available-for-sale long-term financial investments [member] | Equity securities [member] | OCI reserves
Disclosure of financial assets [line items]
Financial assets		(102)
Financial assets at fair value, class [member] | Financial assets at fair value through other comprehensive income, category [member] | Available-for-sale long-term financial investments [member] | Equity securities [member] | Previously stated [member]
Disclosure of financial assets [line items]
Financial assets		1,109
Financial assets at fair value, class [member] | Financial assets at fair value through other comprehensive income, category [member] | Available-for-sale long-term financial investments [member] | Equity securities [member] | Adjustment, IFRS 9
Disclosure of financial assets [line items]
Financial assets		(386)
Financial assets at fair value, class [member] | Financial assets at fair value through other comprehensive income, category [member] | Available-for-sale long-term financial investments [member] | Fund investments [member]
Disclosure of financial assets [line items]
Financial assets		0
Financial assets at fair value, class [member] | Financial assets at fair value through other comprehensive income, category [member] | Available-for-sale long-term financial investments [member] | Fund investments [member] | Retained earnings
Disclosure of financial assets [line items]
Financial assets		75
Financial assets at fair value, class [member] | Financial assets at fair value through other comprehensive income, category [member] | Available-for-sale long-term financial investments [member] | Fund investments [member] | OCI reserves
Disclosure of financial assets [line items]
Financial assets		(75)
Financial assets at fair value, class [member] | Financial assets at fair value through other comprehensive income, category [member] | Available-for-sale long-term financial investments [member] | Fund investments [member] | Previously stated [member]
Disclosure of financial assets [line items]
Financial assets		166
Financial assets at fair value, class [member] | Financial assets at fair value through other comprehensive income, category [member] | Available-for-sale long-term financial investments [member] | Fund investments [member] | Adjustment, IFRS 9
Disclosure of financial assets [line items]
Financial assets		(166)
Financial assets at fair value, class [member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets [line items]
Financial assets		1,677
Financial assets at fair value, class [member] | Financial assets at fair value through profit or loss, category [member] | Previously stated [member]
Disclosure of financial assets [line items]
Financial assets		1,091
Financial assets at fair value, class [member] | Financial assets at fair value through profit or loss, category [member] | Adjustment, IFRS 9
Disclosure of financial assets [line items]
Financial assets		586
Financial assets at amortised cost, class [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets		11,350
Financial assets at amortised cost, class [member] | Financial assets at amortised cost, category [member] | Previously stated [member]
Disclosure of financial assets [line items]
Financial assets		$ 11,350